GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 85 .3%
Energy and Energy Services — 30 .9%
40,100 APA Corp. ...................... $ 980,846
177,000 Baker Hughes Co. ................. 6,398,550
229,000 BP plc , ADR (a) ................... 7,188,310
159,148 Chevron Corp. (a) ................. 23,437,726
96,000 ConocoPhillips (a) ................. 10,106,880
120,100 Coterra Energy Inc. ................ 2,876,395
101,200 Devon Energy Corp. ............... 3,958,944
33,700 Diamondback Energy Inc. ........... 5,809,880
268,500 Eni SpA ........................ 4,089,287
101,300 EOG Resources Inc. ............... 12,452,809
115,000 EQT Corp. ...................... 4,213,600
359,083 Exxon Mobil Corp. (a) .............. 42,091,709
156,800 Halliburton Co. (a) ................. 4,555,040
25,200 Hess Corp. ...................... 3,422,160
372,900 Kinder Morgan Inc. (a) .............. 8,237,361
106,000 Marathon Oil Corp. ................ 2,822,780
64,600 Marathon Petroleum Corp. (a) ......... 10,523,986
68,900 Occidental Petroleum Corp. (a) ........ 3,551,106
104,800 ONEOK Inc. ..................... 9,550,424
49,900 Phillips 66 (a) .................... 6,559,355
231,700 Schlumberger NV (a) ............... 9,719,815
262,400 Shell plc , ADR (a) ................. 17,305,280
104,600 Suncor Energy Inc. ................ 3,861,832
235,100 The Williams Companies Inc. (a) ....... 10,732,315
205,000 TotalEnergies SE , ADR (a) ............ 13,247,100
51,800 Valero Energy Corp. (a) ............. 6,994,554
234,688,044
Metals and Mining — 54 .4%
217,615 Agnico Eagle Mines Ltd. (a) .......... 17,531,064
914,200 Alamos Gold Inc. , Cl. A (a) ........... 18,229,148
127,500 Anglogold Ashanti plc .............. 3,395,325
260,500 Artemis Gold Inc. † ................ 2,498,196
351,000 Aya Gold & Silver Inc. † ............. 4,567,711
961,419 Barrick Gold Corp. (a) .............. 19,122,624
2,419,053 Bellevue Gold Ltd. † ................ 2,207,584
348,100 BHP Group Ltd. , ADR (a) ............ 21,620,491
7,003,572 De Grey Mining Ltd. † .............. 6,730,268
676,000 Dundee Precious Metals Inc. ......... 6,847,721
988,000 Eldorado Gold Corp. † (a) ............ 17,161,560
702,600 Endeavour Mining plc .............. 16,696,783
3,618,729 Evolution Mining Ltd. .............. 11,608,391
130,100 Franco-Nevada Corp. (a) ............. 16,164,925
516,200 Freeport-McMoRan Inc. (a) ........... 25,768,704
425,000 G Mining Ventures Corp. † ........... 2,947,614
550,000 Glencore plc ..................... 3,144,974
255,600 Gold Fields Ltd. , ADR .............. 3,923,460
2,389,623 Gold Road Resources Ltd. ........... 2,825,033
1,119,000 K92 Mining Inc. † ................. 6,511,538
2,428,000 Kinross Gold Corp. ................ 22,726,080
Shares
Market
Value
500,700 Lundin Gold Inc. .................. $ 10,828,848
302,500 MAG Silver Corp. † ................ 4,247,100
813,500 Newmont Corp. (a) ................ 43,481,575
2,519,126 Northern Star Resources Ltd. ......... 27,813,316
380,000 Osisko Gold Royalties Ltd. ........... 7,033,800
2,029,900 Osisko Mining Inc. † ............... 7,309,411
181,400 Pan American Silver Corp. ........... 3,785,818
3,910,294 Perseus Mining Ltd. ............... 7,055,826
300,000 Rio Tinto plc , ADR (a) .............. 21,351,000
100,400 Royal Gold Inc. ................... 14,086,120
540,000 Victoria Gold Corp. † (b) ............. 0
506,900 Wesdome Gold Mines Ltd. † .......... 4,756,228
3,666,110 Westgold Resources Ltd. ............ 6,532,829
1,244,716 Westgold Resources Ltd. ............ 2,297,627
343,850 Wheaton Precious Metals Corp. (a) ..... 21,002,358
413,811,050
TOTAL COMMON STOCKS ........... 648,499,094
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0 .3%
Metals and Mining — 0 .3%
$ 2,250,000 Allied Gold Corp. ,
8.750% , 09/07/28 (c) ............. 2,238,750
CORPORATE BONDS — 2 .6%
Energy and Energy Services — 0.0%
245,000 Devon Energy Corp. ,
4.500% , 01/15/30 ............... 242,793
Metals and Mining — 2 .6%
2,250,000 AngloGold Ashanti Holdings plc ,
3.750% , 10/01/30 ............... 2,086,884
2,250,000 Freeport-McMoRan Inc. ,
4.125% , 03/01/28 ............... 2,236,677
2,000,000 Hecla Mining Co. ,
7.250% , 02/15/28 ............... 2,041,294
2,000,000 IAMGOLD Corp. ,
5.750% , 10/15/28 (c) ............. 1,979,954
3,700,000 Kinross Gold Corp. ,
6.250% , 07/15/33 (c) ............. 4,013,011
1,500,000 New Gold Inc. ,
7.500% , 07/15/27 (c) ............. 1,531,156
5,250,000 Northern Star Resources Ltd. ,
6.125% , 04/11/33 (c) ............. 5,530,402
19,419,378
TOTAL CORPORATE BONDS .......... 19,662,171

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 11 .8%
$ 90,290,000 U.S. Treasury Bills,
4.511 % to 5.252% †† , 10/15/24 to
03/20/25 (d) ................... $ 89,592,103
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100 .0% .............
(Cost $ 771,349,922 ) ............. $ 759,992,118
(a) Securities, or a portion thereof, with a value of $231,778,229 were deposited with the broker as collateral for options written.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) At September 30, 2024, $3,445,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 75 .4% $ 573,341,947
Asia/Pacific ......................... 12 .4 94,221,768
Europe .............................. 11 .7 88,504,943
South Africa ......................... 0 .5 3,923,460
Total Investments — Long Positions 100.0% $ 759,992,118
Short Positions
North America ...................... ( 3 .6 ) % $ (27,547,434)
Europe .............................. (0.0) ** (39,246)
Total Investments — Short Positions (3.6)% $ (27,586,680)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.
As of September 30, 2024, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (3.0)%
Agnico Eagle Mines Ltd. Pershing LLC 1,000 USD 8,056,000 USD 76.00 10/18/24 $ 540,633
Agnico Eagle Mines Ltd. Pershing LLC 940 USD 7,572,640 USD 74.00 12/20/24 857,593
Anglogold Ashanti plc Pershing LLC 725 USD 1,930,675 USD 35.00 11/15/24 6,032
Anglogold Ashanti plc Pershing LLC 300 USD 798,900 USD 35.00 12/20/24 7,954
Baker Hughes Co. Pershing LLC 610 USD 2,205,150 USD 37.00 10/18/24 28,984
Baker Hughes Co. Pershing LLC 510 USD 1,843,650 USD 38.00 01/17/25 75,467
Baker Hughes Co. Pershing LLC 650 USD 2,349,750 USD 39.00 03/21/25 107,679
Barrick Gold Corp. Pershing LLC 1,153 USD 2,293,317 USD 19.00 10/18/24 139,228
Barrick Gold Corp. Pershing LLC 2,861 USD 5,690,529 USD 23.50 01/17/25 120,706
Barrick Gold Corp., ADR Pershing LLC 2,000 USD 3,978,000 USD 23.50 02/21/25 119,974
BHP Group Ltd., ADR Pershing LLC 1,200 USD 7,453,200 USD 65.00 10/18/24 67,471
BHP Group Ltd., ADR Pershing LLC 1,200 USD 7,453,200 USD 58.00 11/15/24 636,364
BHP Group Ltd., ADR Pershing LLC 1,081 USD 6,714,091 USD 66.00 12/20/24 189,999
BP plc, ADR Pershing LLC 820 USD 2,573,980 USD 38.00 10/18/24 953
BP plc, ADR Pershing LLC 35 USD 109,865 USD 34.50 11/15/24 842
BP plc, ADR Pershing LLC 730 USD 2,291,470 USD 37.00 11/15/24 5,477
BP plc, ADR Pershing LLC 25 USD 78,475 USD 34.50 12/20/24 1,077
BP plc, ADR Pershing LLC 740 USD 2,322,860 USD 38.00 12/20/24 8,060
BP plc, ADR Pershing LLC 765 USD 2,401,335 USD 34.50 01/17/25 46,378
Chevron Corp. Pershing LLC 500 USD 7,363,500 USD 162.50 11/15/24 33,514
Chevron Corp. Pershing LLC 545 USD 8,026,215 USD 155.00 12/20/24 176,966
Chevron Corp. Pershing LLC 546 USD 8,040,942 USD 155.00 01/17/25 228,666

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
ConocoPhillips Pershing LLC 330 USD 3,474,240 USD 130.00 10/18/24 $ 274
ConocoPhillips Pershing LLC 330 USD 3,474,240 USD 120.00 12/20/24 33,785
ConocoPhillips Pershing LLC 300 USD 3,158,400 USD 122.00 02/21/25 54,065
Coterra Energy Inc. Pershing LLC 600 USD 1,437,000 USD 29.00 11/15/24 3,153
Coterra Energy Inc. Pershing LLC 600 USD 1,437,000 USD 27.00 12/20/24 18,500
Devon Energy Corp. Pershing LLC 506 USD 1,979,472 USD 50.00 10/18/24 459
Devon Energy Corp. Pershing LLC 506 USD 1,979,472 USD 48.00 12/20/24 14,751
Diamondback Energy Inc. Pershing LLC 42 USD 724,080 USD 188.56 10/18/24 1,720
Diamondback Energy Inc. Pershing LLC 70 USD 1,206,800 USD 203.56 10/18/24 352
Diamondback Energy Inc. Pershing LLC 80 USD 1,379,200 USD 200.00 12/20/24 14,246
Diamondback Energy Inc. Pershing LLC 145 USD 2,499,800 USD 200.00 02/21/25 55,904
Dundee Precious Metals Inc. Pershing LLC 3,360 CAD 4,603,200 CAD 12.50 11/15/24 323,344
Dundee Precious Metals Inc. Pershing LLC 3,400 CAD 4,658,000 CAD 13.50 01/17/25 251,680
Endeavour Mining plc Pershing LLC 2,400 CAD 7,713,600 CAD 35.00 11/15/24 162,855
Eni SpA Morgan Stanley 179 EUR 1,224,539 EUR 14.80 10/18/24 1,233
Eni SpA Morgan Stanley 179 EUR 1,224,539 EUR 15.50 12/20/24 5,505
Eni SpA Morgan Stanley 179 EUR 1,224,539 EUR 15.50 01/17/25 8,609
EOG Resources Inc. Pershing LLC 300 USD 3,687,900 USD 137.00 10/18/24 1,830
EOG Resources Inc. Pershing LLC 380 USD 4,671,340 USD 135.00 12/20/24 72,319
EOG Resources Inc. Pershing LLC 333 USD 4,093,569 USD 136.00 02/21/25 101,421
EQT Corp. Pershing LLC 320 USD 1,172,480 USD 40.00 10/18/24 6,224
EQT Corp. Pershing LLC 320 USD 1,172,480 USD 36.00 12/20/24 90,372
EQT Corp. Pershing LLC 510 USD 1,868,640 USD 36.00 02/21/25 182,637
Exxon Mobil Corp. Pershing LLC 1,064 USD 12,472,208 USD 120.00 10/18/24 131,350
Exxon Mobil Corp. Pershing LLC 1,212 USD 14,207,064 USD 110.00 11/15/24 1,043,116
Exxon Mobil Corp. Pershing LLC 1,150 USD 13,480,300 USD 120.00 01/17/25 541,941
Franco-Nevada Corp. Pershing LLC 480 USD 5,964,000 USD 130.00 11/15/24 150,481
Franco-Nevada Corp. Pershing LLC 438 USD 5,442,150 USD 130.00 01/17/25 242,677
Franco-Nevada Corp. Pershing LLC 383 USD 4,758,775 USD 130.00 03/21/25 286,189
Freeport-McMoRan Inc. Pershing LLC 1,497 USD 7,473,024 USD 47.00 11/15/24 661,877
Freeport-McMoRan Inc. Pershing LLC 223 USD 1,113,216 USD 49.00 11/15/24 71,804
Freeport-McMoRan Inc. Pershing LLC 1,393 USD 6,953,856 USD 48.00 12/20/24 643,524
Freeport-McMoRan Inc. Pershing LLC 327 USD 1,632,384 USD 49.00 12/20/24 133,079
Freeport-McMoRan Inc. Pershing LLC 1,722 USD 8,596,224 USD 49.00 01/17/25 781,642
Glencore plc Morgan Stanley 550 GBP 2,352,350 GBp 450.00 10/18/24 23,899
Gold Fields Ltd., ADR Pershing LLC 960 USD 1,473,600 USD 20.00 11/15/24 7,954
Gold Fields Ltd., ADR Pershing LLC 676 USD 1,037,660 USD 18.00 01/17/25 40,347
Gold Fields Ltd., ADR Pershing LLC 920 USD 1,412,200 USD 16.50 03/21/25 130,384
Halliburton Co. Pershing LLC 518 USD 1,504,790 USD 43.00 10/18/24 3
Halliburton Co. Pershing LLC 550 USD 1,597,750 USD 37.00 11/15/24 4,855
Halliburton Co. Pershing LLC 500 USD 1,452,500 USD 33.00 12/20/24 33,010
Halliburton Co. Pershing LLC 518 USD 1,504,790 USD 33.00 01/17/25 46,476
Hess Corp. Pershing LLC 80 USD 1,086,400 USD 160.00 10/18/24 122
Hess Corp. Pershing LLC 80 USD 1,086,400 USD 155.00 12/20/24 7,643
Hess Corp. Pershing LLC 92 USD 1,249,360 USD 150.00 02/21/25 36,841
K92 Mining Inc. Pershing LLC 4,795 CAD 3,773,665 CAD 8.50 10/18/24 28,313
K92 Mining Inc. Pershing LLC 2,570 CAD 2,022,590 CAD 9.00 12/20/24 38,887
K92 Mining Inc. Pershing LLC 4,830 CAD 3,801,210 CAD 9.25 02/21/25 109,399
Kinder Morgan Inc. Pershing LLC 1,180 USD 2,606,620 USD 20.50 10/18/24 199,975
Kinder Morgan Inc. Pershing LLC 1,424 USD 3,145,616 USD 22.00 12/20/24 115,475
Kinder Morgan Inc. Pershing LLC 1,125 USD 2,485,125 USD 22.00 02/21/25 112,815
Kinross Gold Corp. Pershing LLC 4,250 USD 3,978,000 USD 11.00 11/15/24 59,879

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Kinross Gold Corp. Pershing LLC 8,500 USD 7,956,000 USD 7.50 12/20/24 $ 1,731,707
Kinross Gold Corp. Pershing LLC 5,130 USD 4,801,680 USD 11.00 01/17/25 171,342
Lundin Gold Inc. Pershing LLC 860 CAD 2,515,500 CAD 26.00 11/15/24 235,538
Lundin Gold Inc. Pershing LLC 414 CAD 1,210,950 CAD 27.50 11/15/24 78,545
Lundin Gold Inc. Pershing LLC 661 CAD 1,933,425 CAD 22.00 12/20/24 352,388
Lundin Gold Inc. Pershing LLC 612 CAD 1,790,100 CAD 27.50 12/20/24 124,338
Lundin Gold Inc. Pershing LLC 1,270 CAD 3,714,750 CAD 27.50 02/21/25 319,686
Marathon Oil Corp. Pershing LLC 320 USD 852,160 USD 28.00 10/18/24 7,118
Marathon Oil Corp. Pershing LLC 355 USD 945,365 USD 30.00 12/20/24 16,747
Marathon Oil Corp. Pershing LLC 385 USD 1,025,255 USD 30.00 01/17/25 24,455
Marathon Petroleum Corp. Pershing LLC 226 USD 3,681,766 USD 175.00 10/18/24 20,280
Marathon Petroleum Corp. Pershing LLC 220 USD 3,584,020 USD 180.00 01/17/25 107,523
Marathon Petroleum Corp. Pershing LLC 200 USD 3,258,200 USD 175.00 02/21/25 155,565
Newmont Corp. Pershing LLC 3,000 USD 16,035,000 USD 45.00 10/18/24 2,575,590
Newmont Corp. Pershing LLC 1,560 USD 8,338,200 USD 50.00 12/20/24 849,076
Newmont Corp. Pershing LLC 185 USD 988,825 USD 57.50 12/20/24 36,041
Occidental Petroleum Corp. Pershing LLC 240 USD 1,236,960 USD 66.00 11/15/24 3,122
Occidental Petroleum Corp. Pershing LLC 219 USD 1,128,726 USD 65.00 01/17/25 9,065
Occidental Petroleum Corp. Pershing LLC 230 USD 1,185,420 USD 60.00 02/21/25 31,633
ONEOK Inc. Pershing LLC 300 USD 2,733,900 USD 77.50 10/18/24 415,407
ONEOK Inc. Pershing LLC 368 USD 3,353,584 USD 83.00 11/15/24 309,436
ONEOK Inc. Pershing LLC 380 USD 3,462,940 USD 110.00 12/20/24 3,182
Osisko Gold Royalties Ltd. Pershing LLC 1,600 USD 2,961,600 USD 20.00 01/17/25 125,093
Osisko Gold Royalties Ltd. Pershing LLC 1,600 USD 2,961,600 USD 20.00 03/21/25 182,317
Osisko Mining Inc. Morgan Stanley 3,500 CAD 1,704,500 CAD 3.25 12/20/24 425,200
Pan American Silver Corp. Pershing LLC 620 USD 1,293,940 USD 20.00 10/18/24 85,024
Pan American Silver Corp. Pershing LLC 644 USD 1,344,028 USD 22.00 12/20/24 93,282
Phillips 66 Pershing LLC 192 USD 2,523,840 USD 135.00 10/18/24 31,893
Phillips 66 Pershing LLC 217 USD 2,852,465 USD 145.00 11/15/24 22,591
Phillips 66 Pershing LLC 90 USD 1,183,050 USD 130.00 12/20/24 68,409
Rio Tinto plc, ADR Pershing LLC 1,000 USD 7,117,000 USD 72.50 10/18/24 110,162
Rio Tinto plc, ADR Pershing LLC 1,000 USD 7,117,000 USD 70.00 12/20/24 434,736
Rio Tinto plc, ADR Pershing LLC 1,000 USD 7,117,000 USD 68.00 02/21/25 690,186
Royal Gold Inc. Pershing LLC 340 USD 4,770,200 USD 145.00 11/15/24 129,532
Royal Gold Inc. Pershing LLC 340 USD 4,770,200 USD 147.00 01/17/25 196,874
Royal Gold Inc. Pershing LLC 305 USD 4,279,150 USD 150.00 03/21/25 215,605
Schlumberger NV Pershing LLC 730 USD 3,062,350 USD 50.00 10/18/24 2,379
Schlumberger NV Pershing LLC 700 USD 2,936,500 USD 49.00 12/20/24 44,515
Schlumberger NV Pershing LLC 187 USD 784,465 USD 45.00 01/17/25 34,327
Schlumberger NV Pershing LLC 700 USD 2,936,500 USD 46.50 01/17/25 97,102
Shell plc, ADR Pershing LLC 844 USD 5,566,180 USD 74.00 10/18/24 3,310
Shell plc, ADR Pershing LLC 890 USD 5,869,550 USD 75.00 11/15/24 13,865
Shell plc, ADR Pershing LLC 890 USD 5,869,550 USD 71.00 12/20/24 73,003
Suncor Energy Inc. Pershing LLC 335 USD 1,236,820 USD 40.00 10/18/24 3,194
Suncor Energy Inc. Pershing LLC 335 USD 1,236,820 USD 40.00 12/20/24 25,767
Suncor Energy Inc. Pershing LLC 335 USD 1,236,820 USD 41.25 01/17/25 23,899
The Williams Companies Inc. Pershing LLC 730 USD 3,332,450 USD 47.00 10/18/24 21,778
The Williams Companies Inc. Pershing LLC 764 USD 3,487,660 USD 47.00 12/20/24 95,652
The Williams Companies Inc. Pershing LLC 857 USD 3,912,205 USD 47.00 01/17/25 133,214
TotalEnergies SE, ADR Pershing LLC 705 USD 4,555,710 USD 70.00 10/18/24 7,058
TotalEnergies SE, ADR Pershing LLC 640 USD 4,135,680 USD 68.50 12/20/24 93,931
TotalEnergies SE, ADR Pershing LLC 705 USD 4,555,710 USD 71.00 02/21/25 81,847

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Valero Energy Corp. Pershing LLC 170 USD 2,295,510 USD 160.00 10/18/24 $ 1,685
Valero Energy Corp. Pershing LLC 174 USD 2,349,522 USD 162.00 12/20/24 25,051
Valero Energy Corp. Pershing LLC 174 USD 2,349,522 USD 150.00 01/17/25 79,517
Wesdome Gold Mines Ltd. Pershing LLC 2,500 CAD 3,172,500 CAD 13.50 11/15/24 68,754
Wesdome Gold Mines Ltd. Pershing LLC 2,569 CAD 3,260,061 CAD 13.00 01/17/25 164,992
Wheaton Precious Metals Corp. Pershing LLC 1,670 USD 10,200,360 USD 60.00 11/15/24 598,950
Wheaton Precious Metals Corp. Pershing LLC 580 USD 3,542,640 USD 62.00 01/17/25 230,276
TOTAL OTC CALL OPTIONS WRITTEN $ 22,801,966
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF Pershing LLC 380 USD 2,869,380 USD 71.50 12/20/24 $ 47,944
TOTAL OTC PUT OPTIONS WRITTEN $ 47,944
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.5)%
Alamos Gold Inc., Cl. A 2,375 USD 4,735,750 USD 20.00 12/20/24 $ 313,500
Alamos Gold Inc., Cl. A 2,620 USD 5,224,280 USD 20.00 02/21/25 458,500
Barrick Gold Corp. 3,600 USD 7,160,400 USD 20.00 12/20/24 446,400
Eldorado Gold Corp. 5,000 USD 8,685,000 USD 18.00 10/18/24 150,000
Eldorado Gold Corp. 2,286 USD 3,970,782 USD 18.00 11/15/24 194,310
Eldorado Gold Corp. 2,600 USD 4,516,200 USD 15.00 12/20/24 1,300,000
Kinross Gold Corp. 6,400 USD 5,990,400 USD 10.00 11/15/24 230,400
MAG Silver Corp. 1,500 USD 2,106,000 USD 17.50 02/21/25 97,500
MAG Silver Corp. 1,500 USD 2,106,000 USD 17.50 05/16/25 156,000
Wheaton Precious Metals Corp. 1,187 USD 7,250,196 USD 65.00 03/21/25 456,995
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 3,803,605
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF 740 USD 6,497,200 USD 87.00 10/18/24 $ 89,540
Energy Select Sector SPDR ETF 740 USD 6,497,200 USD 87.00 11/15/24 174,640
Energy Select Sector SPDR ETF 740 USD 6,497,200 USD 85.00 12/20/24 162,060
VanEck Agribusiness ETF 380 USD 2,869,380 USD 70.00 10/18/24 182,400
VanEck Gold Miners ETF 2,400 USD 9,556,800 USD 29.00 11/15/24 84,000
VanEck Gold Miners ETF 2,100 USD 8,362,200 USD 34.00 12/20/24 100,800
VanEck Gold Miners ETF 2,025 USD 8,063,550 USD 34.00 01/17/25 139,725
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 933,165
TOTAL OPTIONS WRITTEN $ 27,586,680